RESTATEMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
RESTATEMENTS [Abstract]
Impacts of the Restatements

The impact of the restatements on the Balance Sheet as of December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	191,615	(191,615)	-
Total assets	421,148	(191,615)	229,533

Additional paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(1,249,780)	(44,699)	(1,205,081)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

The impact of the restatements on the Balance Sheet as of June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	171,978	(171,978)	-
Total assets	377,944	(171,978)	205,966

Additional paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(2,023,458)	64,336	(1,959,122)
Total stockholders' equity	(418,653)	(171,978)	(590,631)
Total liabilities and stockholders' equity	377,944	(171,978)	205,966

The impact of the restatements on the Statement of Operations for the three months ended June 30, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	196,543	(9,873)	186,670
Total operating expense	(196,543)	9,873	(186,670)
Loss from operations	(196,543)	9,873	(186,670)
Net loss	(196,270)	9,873	(186,397)
Total comprehensive loss	(193,635)	9,873	(183,762)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	404,421	(19,637)	384,784
Total operating expense	(404,421)	19,637	(384,784)
Loss from operations	(404,421)	19,637	(384,784)
Net loss	(399,875)	19,637	(380,238)
Total comprehensive loss	(397,240)	19,637	(377,603)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2013 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(399,875)	19,637	(380,238)
Depreciation and amortization	19,724	(19,637)	87

The impact of the restatements on the Statement of Operations for the three months ended June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	243,596	(9,873)	233,723
Total operating expense	370,186	(9,873)	360,313
Loss from operations	370,186	(9,873)	360,313
Net loss	(503,663)	9,873	(493,790)
Total comprehensive loss	(504,432)	9,873	(494,559)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	392,371	(19,637)	372,734
Total operating expense	640,067	(19,637)	620,430
Loss from operations	640,067	(19,637)	620,430
Net loss	(773,678)	19,637	(754,041)
Total comprehensive loss	(775,420)	19,637	(755,783)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Operations for the six months ended June 30, 2014 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(773,678)	19,637	(754,041)
Depreciation and amortization	23,498	(19,637)	3,861

The impact of the restatements on the Balance Sheet as of December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	191,615	(191,615)	-
Total assets	421,148	(191,615)	229,533

Additonal paid in capital	1,568,745	(236,314)	1,332,431
Accumulated deficit	(1,249,780)	(44,699)	(1,205,081)
Total stockholders' equity	358,666	(191,615)	167,051
Total liabilities and stockholders' equity	421,148	(191,615)	229,533

The impact of the restatements on the Statement of Operations for the year ended December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	588,914	(39,599)	549,315
Total operating expense	954,824	(39,599)	915,225
Loss from operations	(954,824)	39,599	(915,225)
Net loss	(950,117)	39,599	(910,518)
Total comprehensive loss	(948,218)	39,599	(908,619)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Cash Flows for the year ended December 31, 2013 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(950,117)	39,599	(910,518)
Depreciation and amortization	41,829	(39,599)	2,230

The impact of the restatements on the Balance Sheet as of December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
Intangible assets	231,214	(231,214)	-
Total assets	309,040	(231,214)	77,826

Additional paid in capital	569,115	(236,314)	332,801
Accumulated deficit	(299,663)	5,100	(294,563)
Total stockholders' equity	306,884	(231,214)	75,670
Total liabilities and stockholders' equity	309,040	(231,214)	77,826

The impact of the restatements on the Statement of Operations for the year ended December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
General and administrative	176,643	(5,100)	171,543
Total operating expense	227,562	(5,100)	222,462
Net loss	(227,562)	(5,100)	(222,462)

Net loss per common share - basic and diluted	(0.00)		(0.00)

The impact of the restatements on the Statement of Cash Flows for the year ended December 31, 2012 is as follows:

	As originally
	Reported	Change	Restated
Net loss	(227,562)	5,100	(222,462)
Depreciation and amortization	6,535	(5,100)	1,435